Loan (Details) - Loan [Member] kr in Thousands, $ in Thousands			1 Months Ended
	Jun. 23, 2021 USD ($)	Jan. 07, 2020 USD ($)	Jun. 23, 2021 USD ($)	Mar. 22, 2021 USD ($)	Mar. 22, 2021 SEK (kr)	Mar. 31, 2021 USD ($)	Mar. 22, 2021 SEK (kr)	Sep. 24, 2019 USD ($)
Loan (Details) [Line Items]
Loan received				$ 2,900		$ 1,150	kr 25,000	$ 512
Debt percentage				3.00%			3.00%
Loan origination fee				$ 87	kr 750
Bearing interest per month percentage				3.00%			3.00%	3.00%
Payment of loan balance	$ 2,934		$ 2,934
Payment of loan interest	$ 204		$ 204
Payment of loan including interest		$ 62